Debt (Details Narrative) (fuboTV Inc. Pre-Merger) - USD ($) $ in Thousands		1 Months Ended				3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 19, 2020	Mar. 31, 2019	Feb. 28, 2019	Feb. 28, 2018	Jan. 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 13, 2020	Apr. 30, 2018
Interest rate											4.00%
Repaid amount								$ 1,600
Fubo TV Pre-Merger [Member]
Interest expense						$ 39
Issued and sold principal amount of convertible notes		$ 16,150	$ 16,150	$ 3,050	$ 3,050				$ 16,150	$ 3,050
Repaid amount		5,000				1,250	$ 5,000		5,000
Issuance of convertible notes derivatives									2,120	574
Debt issuance cost						11	$ 11		$ 43	$ 32
Loan maturity date									Apr. 06, 2023
Fubo TV Pre-Merger [Member] | 2019 Convertible Notes [Member]
Interest rate									4.00%
Issued and sold principal amount of convertible notes		16,150	$ 16,150
Repaid amount		$ 5,000
Fubo TV Pre-Merger [Member] | Term Loan [Member]
Senior secured term loan						$ 23,632
Debt issuance cost									$ 172
Fubo TV Pre-Merger [Member] | Term Loan [Member] | AMC Networks Ventures, LLC [MEmber]
Senior secured term loan												$ 25,000
Fubo TV Pre-Merger [Member] | Term Loan [Member] | AMC Networks Ventures, LLC [MEmber] | LIBOR [MEmber]
Interest rate												5.25%
Fubo TV Pre-Merger [Member] | Signing Date Loan Agreement [Member]
Aggregate principal amount	$ 10,000
Interest rate	11.00%